Financial Instruments and Financial Risk Management - Summary of Fair Value of Commodity Swaps Valuation by Discounted Cash Flow Method (Details) lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) USD_per_Pound lb	Dec. 31, 2023 CAD ($) lb
Disclosure of fair value of commodity swaps [line items]
Settlement payables | $	$ 23	$ 15
Swap contract
Disclosure of fair value of commodity swaps [line items]
Settlement payables | $	$ (6)
Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Volume (pounds in millions)	250
Financial assets | $	$ (9)
Swap contract | Lead swaps
Disclosure of fair value of commodity swaps [line items]
Volume (pounds in millions)	83
Financial assets | $	$ (6)
Swap contract | Copper
Disclosure of fair value of commodity swaps [line items]
Volume (pounds in millions)	47
Financial assets | $	$ 9
Receivable positions | Zinc
Disclosure of fair value of commodity swaps [line items]
Volume (pounds in millions)	141	167
Receivable positions | Lead swaps
Disclosure of fair value of commodity swaps [line items]
Volume (pounds in millions)	57	17
Receivable positions | Copper
Disclosure of fair value of commodity swaps [line items]
Volume (pounds in millions)	178	127
Receivable positions | Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.35
Receivable positions | Swap contract | Lead swaps
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	0.91
Receivable positions | Swap contract | Copper
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	3.93
Payable positions | Zinc
Disclosure of fair value of commodity swaps [line items]
Volume (pounds in millions)	84	121
Payable positions | Lead swaps
Disclosure of fair value of commodity swaps [line items]
Volume (pounds in millions)	32	15
Payable positions | Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.34
Payable positions | Swap contract | Lead swaps
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	0.89
Payable positions | Swap contract | Copper
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	4.03